Loans Receivable and Allowance for Loan Losses - Aggregate Amounts of Classified Loan Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 1,010,251	$ 781,525
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,005,587	777,144
Classified [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	489	639
Classified [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,175	3,742
Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	996,820	771,317
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	702,438	617,694
Real Estate [Member] | One-to-Four-Family Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	697,958	613,559
Real Estate [Member] | One-to-Four-Family Real Estate [Member] | Classified [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	489	639
Real Estate [Member] | One-to-Four-Family Real Estate [Member] | Classified [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,991	3,496
Real Estate [Member] | One-to-Four-Family Real Estate [Member] | Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | One-to-Four-Family Real Estate [Member] | Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	123,918	56,244
Real Estate [Member] | Multi-Family Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	123,918	56,244
Real Estate [Member] | Multi-Family Real Estate [Member] | Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Multi-Family Real Estate [Member] | Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	170,464	97,379
Real Estate [Member] | Commercial Real Estate [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	170,280	97,193
Real Estate [Member] | Commercial Real Estate [Member] | Classified [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	184	186
Real Estate [Member] | Commercial Real Estate [Member] | Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Real Estate [Member] | Commercial Real Estate [Member] | Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,571	201
Commercial and Industrial [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,571	201
Commercial and Industrial [Member] | Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Commercial and Industrial [Member] | Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,860	10,007
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,297	9,337
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,297	9,277
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member] | Classified [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		60
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member] | Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member] | Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	563	670
Consumer [Member] | Passbook or Certificate and Other Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	563	670
Consumer [Member] | Passbook or Certificate and Other Loans [Member] | Classified [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	0	0
Consumer [Member] | Passbook or Certificate and Other Loans [Member] | Classified [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 0	$ 0